Selected Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2021
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations
The following are details of the unaudited quarterly results of operations for the three months ended:

	September 30,	June 30,	March 31,	December 31,
2021
Revenue	$1,087,309	$1,066,254	$1,048,734	$1,086,343
Operating income	154,330	154,919	149,244	140,200
Net income	123,525	146,150	119,067	299,632
Basic earnings per share	0.98	1.15	0.92	2.29
Diluted earnings per share	0.97	1.14	0.91	2.28
2020
Revenue	$1,052,948	$1,026,201	$1,047,933	$1,041,957
Operating income	146,938	147,531	156,712	143,577
Net income	134,463	120,407	127,038	115,932
Basic earnings per share	1.02	0.90	0.95	0.86
Diluted earnings per share	1.01	0.90	0.94	0.85